Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (10.2%)
Alphabet, Inc. - Class A	737,361	212,035
Alphabet, Inc. - Class C	592,305	169,909
AT&T, Inc.	886,629	25,703
Charter Communications, Inc. - Class A *	11,030	2,381
Comcast Corp. - Class A	454,474	13,048
EchoStar Corp. - Class A *	17,049	1,996
Electronic Arts, Inc.	28,524	5,815
Fox Corp. - Class A	25,545	1,492
Fox Corp. - Class B	17,886	950
Live Nation Entertainment, Inc. *	18,698	2,852
Meta Platforms, Inc. - Class A	276,820	158,377
Netflix, Inc. *	534,740	51,415
News Corp. - Class A	49,274	1,228
News Corp. - Class B	14,592	416
Omnicom Group, Inc.	39,671	2,988
Paramount Skydance Corp. - Class B	25,448	230
Take-Two Interactive Software, Inc. *	21,225	4,192
TKO Group Holdings, Inc.	8,607	1,736
T-Mobile US, Inc.	60,007	12,603
The Trade Desk, Inc. - Class A *	58,066	1,317
Verizon Communications, Inc.	534,946	26,854
The Walt Disney Co.	224,364	21,624
Warner Bros. Discovery, Inc. *	316,227	8,684

Total		727,845

Consumer Discretionary (9.8%)
Airbnb, Inc. - Class A *	54,274	6,854
Amazon.com, Inc. *	1,236,489	257,524
Aptiv PLC *	28,014	1,945
AutoZone, Inc. *	2,107	7,117
Best Buy Co., Inc.	25,128	1,613
Booking Holdings, Inc.	4,077	17,166
Carnival Corp.	132,166	3,420
Carvana Co. *	17,976	5,651
Chipotle Mexican Grill, Inc. *	164,674	5,271
D.R. Horton, Inc.	34,619	4,750
Darden Restaurants, Inc.	14,521	2,847
Deckers Outdoor Corp. *	18,584	1,860
Domino’s Pizza, Inc.	3,989	1,431

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
DoorDash, Inc. - Class A *	47,282	7,099
eBay, Inc.	57,695	5,251
Expedia Group, Inc.	15,005	3,465
Ford Motor Co.	494,495	5,706
Garmin, Ltd.	19,906	4,618
General Motors Co.	114,489	8,529
Genuine Parts Co.	17,777	1,880
Hasbro, Inc.	16,603	1,554
Hilton Worldwide Holdings, Inc.	29,033	8,828
The Home Depot, Inc.	126,082	41,467
Las Vegas Sands Corp.	39,455	2,126
Lennar Corp. - Class A	27,839	2,418
Lowe’s Companies, Inc.	71,483	16,890
Lululemon Athletica, Inc. *	13,716	2,100
Marriott International, Inc.	27,777	9,085
McDonald’s Corp.	90,195	28,032
MGM Resorts International *	26,612	985
NIKE, Inc. - Class B	151,581	8,007
Norwegian Cruise Line Holdings, Ltd. *	57,774	1,080
NVR, Inc. *	356	2,346
O’Reilly Automotive, Inc. *	106,788	9,858
Pool Corp.	4,195	849
PulteGroup, Inc.	23,903	2,811
Ralph Lauren Corp.	4,733	1,628
Ross Stores, Inc.	40,964	8,874
Royal Caribbean Cruises, Ltd.	32,018	8,811
Starbucks Corp.	145,172	13,006
Tapestry, Inc.	25,560	3,607
Tesla, Inc. *	356,198	132,417
The TJX Cos., Inc.	140,597	22,453
Tractor Supply Co.	68,035	3,082
Ulta Beauty, Inc. *	5,527	2,889
Williams-Sonoma, Inc.	15,116	2,756
Wynn Resorts, Ltd.	10,385	1,055
Yum! Brands, Inc.	35,189	5,471

Total		698,482

Consumer Staples (5.2%)
Altria Group, Inc.	212,357	14,013
Archer-Daniels-Midland Co.	61,712	4,486
Brown-Forman Corp. - Class B	23,781	629
Bunge Global SA	17,253	2,195
The Campbell’s Company	25,003	557

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Church & Dwight Co., Inc.	30,095	2,808
The Clorox Co.	14,792	1,533
The Coca-Cola Co.	490,322	37,289
Colgate-Palmolive Co.	103,131	8,790
Conagra Brands, Inc.	63,153	993
Constellation Brands, Inc. - Class A	18,237	2,735
Costco Wholesale Corp.	56,216	56,015
Dollar General Corp.	28,268	3,356
Dollar Tree, Inc. *	22,910	2,509
The Estee Lauder Cos., Inc. - Class A	30,243	2,170
General Mills, Inc.	68,295	2,542
The Hershey Co.	18,962	3,942
Hormel Foods Corp.	37,920	859
The J.M. Smucker Co.	13,924	1,343
Kenvue, Inc.	240,233	4,142
Keurig Dr. Pepper, Inc.	167,400	4,408
Kimberly-Clark Corp.	41,424	3,996
The Kraft Heinz Co.	106,751	2,401
The Kroger Co.	73,739	5,336
McCormick & Co., Inc. - Non-Voting Shares	32,490	1,639
Molson Coors Beverage Co. - Class B	22,888	985
Mondelez International, Inc.	162,347	9,358
Monster Beverage Corp. *	91,430	6,625
PepsiCo, Inc.	172,927	26,854
Philip Morris International, Inc.	196,986	32,570
The Procter & Gamble Co.	294,337	42,514
Sysco Corp.	60,555	4,319
Target Corp.	57,195	6,932
Tyson Foods, Inc. - Class A	34,946	2,239
Walmart, Inc.	555,185	68,998

Total		372,080

Energy (4.0%)
APA Corp.	42,216	1,792
Baker Hughes Co.	125,175	7,642
Chevron Corp.	237,409	49,120
ConocoPhillips	155,169	20,482
Coterra Energy, Inc.	96,068	3,376
Devon Energy Corp.	78,409	3,946
Diamondback Energy, Inc.	23,608	4,669
EOG Resources, Inc.	68,773	9,942
EQT Corp.	77,758	4,948

Index 500 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Expand Energy Corp.	27,183	2,984
Exxon Mobil Corp.	529,274	89,797
Halliburton Co.	106,916	4,169
Kinder Morgan, Inc.	250,256	8,391
Marathon Petroleum Corp.	37,362	9,123
Occidental Petroleum Corp.	88,103	5,727
ONEOK, Inc.	80,396	7,267
Phillips 66	51,341	9,353
SLB, Ltd.	189,223	9,724
Targa Resources Corp.	27,273	6,838
Texas Pacific Land Corp.	7,305	3,467
Valero Energy Corp.	38,630	9,545
The Williams Cos., Inc.	155,475	11,315
Total		283,617

Financials (12.5%)
Aflac, Inc.	59,920	6,574
The Allstate Corp.	32,820	6,805
American Express Co.	67,806	20,510
American International Group, Inc.	68,583	5,161
Ameriprise Financial, Inc.	11,564	5,139
Aon PLC	27,351	8,828
Apollo Global Management, Inc.	57,921	6,454
Arch Capital Group, Ltd. *	45,897	4,406
Ares Management Corp. - Class A	26,086	2,846
Arthur J. Gallagher & Co.	32,369	7,011
Assurant, Inc.	6,496	1,415
Bank of America Corp.	840,387	40,969
The Bank of New York Mellon Corp.	87,166	10,341
Berkshire Hathaway, Inc. - Class B *	232,244	111,291
BlackRock, Inc.	18,240	17,542
Blackstone, Inc.	93,557	10,758
Block, Inc. - Class A *	70,079	4,217
Brown & Brown, Inc.	36,111	2,355
Capital One Financial Corp.	79,169	14,443
Cboe Global Markets, Inc.	13,414	3,770
The Charles Schwab Corp.	212,306	19,953
Chubb, Ltd.	45,943	14,974
Cincinnati Financial Corp.	19,405	3,053
Citigroup, Inc.	221,323	25,100
Citizens Financial Group, Inc.	53,217	3,191
CME Group, Inc.	45,815	13,531
Coinbase Global, Inc. - Class A *	28,172	4,919

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Corpay, Inc. *	8,978	2,613
Erie Indemnity Co. - Class A	3,291	827
Everest Group, Ltd.	4,994	1,632
FactSet Research Systems, Inc.	4,941	1,072
Fidelity National Information Services, Inc.	65,271	3,062
Fifth Third Bancorp	113,078	5,254
Fiserv, Inc. *	69,432	3,874
Franklin Resources, Inc.	37,588	888
Global Payments, Inc.	30,299	2,039
Globe Life, Inc.	10,514	1,463
The Goldman Sachs Group, Inc.	38,122	32,251
The Hartford Insurance Group, Inc.	35,445	4,793
Huntington Bancshares, Inc.	245,368	3,840
Interactive Brokers Group, Inc. - Class A	56,057	3,760
Intercontinental Exchange, Inc.	71,925	11,312
Invesco, Ltd.	58,285	1,416
Jack Henry & Associates, Inc.	9,414	1,488
JPMorgan Chase & Co.	341,476	100,449
KeyCorp	115,275	2,311
KKR & Co., Inc.	87,473	8,091
Loews Corp.	20,928	2,234
M&T Bank Corp.	19,183	3,966
Marsh & McLennan Cos., Inc.	61,315	10,635
Mastercard, Inc. - Class A	103,144	51,537
MetLife, Inc.	70,649	4,996
Moody’s Corp.	19,406	8,466
Morgan Stanley	152,371	25,076
MSCI, Inc.	9,227	4,973
Nasdaq, Inc.	56,206	4,771
Northern Trust Corp.	24,142	3,370
PayPal Holdings, Inc.	115,727	5,234
The PNC Financial Services Group, Inc.	50,300	10,467
Principal Financial Group, Inc.	24,669	2,223
The Progressive Corp.	74,103	14,690
Prudential Financial, Inc.	44,349	4,332
Raymond James Financial, Inc.	22,439	3,249
Regions Financial Corp.	110,296	2,881
Robinhood Markets, Inc. - Class A *	98,857	6,851
S&P Global, Inc.	38,755	16,484
State Street Corp.	35,459	4,488

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Synchrony Financial	45,276	3,080
T. Rowe Price Group, Inc.	28,347	2,555
The Travelers Cos., Inc.	27,387	7,988
Truist Financial Corp.	159,893	7,350
U.S. Bancorp	197,490	10,271
Visa, Inc. - Class A	212,912	64,351
W.R. Berkley Corp.	36,774	2,437
Wells Fargo & Co.	391,680	31,182
Willis Towers Watson PLC	12,010	3,491
Total		891,619

Health Care (9.4%)
Abbott Laboratories	221,088	22,699
AbbVie, Inc.	223,841	48,683
Agilent Technologies, Inc.	35,832	4,084
Align Technology, Inc. *	8,746	1,499
Amgen, Inc.	68,199	23,996
Baxter International, Inc.	65,489	1,100
Becton Dickinson and Co.	36,342	5,714
Biogen, Inc. *	18,958	3,476
Bio-Techne Corp.	20,303	1,061
Boston Scientific Corp. *	188,904	11,854
Bristol-Myers Squibb Co.	259,704	15,751
Cardinal Health, Inc.	29,803	6,298
Cencora, Inc.	24,764	7,779
Centene Corp. *	59,574	1,951
Charles River Laboratories International, Inc. *	6,320	1,090
The Cigna Group	33,266	8,874
The Cooper Cos., Inc. *	25,661	1,835
CVS Health Corp.	161,122	11,572
Danaher Corp.	79,905	15,150
DaVita, Inc. *	4,566	702
Dexcom, Inc. *	48,737	3,061
Edwards Lifesciences Corp. *	73,494	5,885
Elevance Health, Inc.	28,185	8,251
Eli Lilly & Co.	100,361	92,309
GE HealthCare Technologies, Inc.	57,131	4,067
Gilead Sciences, Inc.	157,244	21,915
HCA Healthcare, Inc.	19,825	9,382
Henry Schein, Inc. *	13,166	970
Hologic, Inc. *	28,999	2,192
Humana, Inc.	15,504	2,688
IDEXX Laboratories, Inc. *	10,137	5,696
Incyte Corp. *	21,102	1,986
Insulet Corp. *	9,033	1,896
Intuitive Surgical, Inc. *	45,058	20,771

Index 500 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
IQVIA Holdings, Inc. *	21,146	3,606
Johnson & Johnson	305,216	74,607
Labcorp Holdings, Inc.	10,372	2,767
McKesson Corp.	15,513	13,424
Medtronic PLC	161,844	14,024
Merck & Co., Inc.	314,218	37,797
Mettler-Toledo International, Inc. *	2,567	3,238
Moderna, Inc. *	44,403	2,256
Pfizer, Inc.	720,198	20,223
Quest Diagnostics, Inc.	13,723	2,689
Regeneron Pharmaceuticals, Inc.	12,810	9,898
ResMed, Inc.	18,263	4,100
Revvity, Inc.	14,146	1,239
Solventum Corp. *	17,690	1,155
STERIS PLC	12,088	2,673
Stryker Corp.	43,455	14,279
Thermo Fisher Scientific, Inc.	47,711	23,451
UnitedHealth Group, Inc.	114,690	31,034
Universal Health Services, Inc. - Class B	6,886	1,232
Vertex Pharmaceuticals, Inc. *	32,099	14,334
Viatris, Inc.	149,322	2,017
Waters Corp. *	12,603	3,753
West Pharmaceutical Services, Inc.	9,164	2,297
Zimmer Biomet
Holdings, Inc.	25,303	2,288
Zoetis, Inc.	53,463	6,320

Total		670,938

Industrials (9.0%)
3M Co.	66,707	9,688
A.O. Smith Corp.	14,901	983
Allegion PLC	11,022	1,601
AMETEK, Inc.	29,028	6,222
Automatic Data Processing, Inc.	50,996	10,361
Axon Enterprise, Inc. *	10,027	4,258
The Boeing Co. *	99,101	19,724
Broadridge Financial Solutions, Inc.	15,057	2,446
Builders FirstSource, Inc. *	14,219	1,171
C.H. Robinson Worldwide, Inc.	15,302	2,541
Carrier Global Corp.	99,822	5,621
Caterpillar, Inc.	58,929	41,749
Cintas Corp.	43,292	7,322
Comfort Systems USA, Inc.	4,473	6,168
Copart, Inc. *	113,460	3,767
CSX Corp.	237,271	9,740

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Cummins, Inc.	17,466	9,397
Deere & Co.	31,850	17,941
Delta Air Lines, Inc.	83,075	5,523
Dover Corp.	17,017	3,547
Eaton Corp. PLC	49,292	17,630
EMCOR Group, Inc.	5,718	4,222
Emerson Electric Co.	71,266	9,337
Equifax, Inc.	15,581	2,806
Expeditors International of Washington, Inc.	16,635	2,383
Fastenal Co.	144,971	6,727
FedEx Corp.	27,291	9,721
Fortive Corp.	40,370	2,232
GE Vernova, Inc.	34,136	29,797
Generac Holdings, Inc. *	7,790	1,522
General Dynamics Corp.	31,969	10,972
General Electric Co.	132,833	37,694
Honeywell International, Inc.	80,320	18,155
Howmet Aerospace, Inc.	51,011	11,756
Hubbell, Inc.	6,846	3,360
Huntington Ingalls Industries, Inc.	4,991	1,896
IDEX Corp.	9,893	1,875
Illinois Tool Works, Inc.	33,162	8,632
Ingersoll-Rand, Inc.	44,463	3,562
J.B. Hunt Transport Services, Inc.	9,336	1,978
Jacobs Solutions, Inc.	14,332	1,824
Johnson Controls International PLC	77,678	10,172
L3Harris Technologies, Inc.	23,655	8,165
Leidos Holdings, Inc.	16,562	2,576
Lennox International, Inc.	4,186	1,943
Lockheed Martin Corp.	25,643	15,498
Masco Corp.	26,932	1,626
Nordson Corp.	7,031	1,871
Norfolk Southern Corp.	28,499	8,179
Northrop Grumman Corp.	16,896	11,527
Old Dominion Freight Line, Inc.	23,105	4,515
Otis Worldwide Corp.	48,778	3,760
PACCAR, Inc.	66,539	7,685
Parker Hannifin Corp.	16,039	14,359
Paychex, Inc.	41,505	3,823
Pentair PLC	20,248	1,764
Quanta Services, Inc.	19,051	10,459
Republic Services, Inc.	25,548	5,596
Rockwell Automation, Inc.	14,190	5,092
Rollins, Inc.	35,876	1,916
RTX Corp.	170,103	32,813
Snap-on, Inc.	6,426	2,334

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Southwest Airlines Co.	62,226	2,338
Stanley Black & Decker, Inc.	19,723	1,402
Textron, Inc.	21,838	1,912
Trane Technologies PLC	27,990	11,665
TransDigm Group, Inc.	7,227	8,376
Uber Technologies, Inc. *	260,662	18,749
Union Pacific Corp.	75,116	18,225
United Airlines Holdings, Inc. *	40,599	3,738
United Parcel Service, Inc. - Class B	93,215	9,170
United Rentals, Inc.	8,031	5,851
Veralto Corp.	31,928	2,823
Verisk Analytics, Inc.	17,619	3,343
Vertiv Holdings Co.	48,451	12,141
W.W. Grainger, Inc.	5,488	5,986
Waste Management, Inc.	47,328	10,875
Westinghouse Air Brake Technologies Corp.	21,383	5,344
Xylem, Inc.	31,481	3,762

Total		639,224

Information Technology (32.8%)
Accenture PLC - Class A	77,929	15,453
Adobe, Inc. *	51,990	12,638
Advanced Micro Devices, Inc. *	206,420	41,992
Akamai Technologies, Inc. *	17,723	2,035
Amphenol Corp.	155,594	19,659
Analog Devices, Inc.	61,885	19,688
Apple, Inc.	1,859,378	471,892
Applied Materials, Inc.	100,525	34,358
AppLovin Corp. - Class A *	34,363	13,676
Arista Networks, Inc. *	131,493	16,145
Autodesk, Inc. *	27,033	6,472
Broadcom, Inc.	600,236	185,779
Cadence Design Systems, Inc. *	34,718	9,647
CDW Corp.	16,943	2,050
Ciena Corp. *	17,922	6,958
Cisco Systems, Inc.	500,886	38,864
Cognizant Technology Solutions Corp.	59,642	3,659
Coherent Corp. *	23,745	5,656
Corning, Inc.	98,751	13,427
CrowdStrike Holdings, Inc. *	31,549	12,317
Datadog, Inc. - Class A *	41,399	4,887
Dell Technologies, Inc. - Class C	37,953	6,229
EPAM Systems, Inc. *	6,781	918

Index 500 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
F5, Inc. *	7,396	2,140
Fair Isaac Corp. *	3,032	3,237
First Solar, Inc. *	13,619	2,686
Fortinet, Inc. *	80,343	6,566
Gartner, Inc. *	9,421	1,492
Gen Digital, Inc.	71,462	1,346
GoDaddy, Inc. - Class A *	16,889	1,396
Hewlett Packard Enterprise Co.	170,125	4,051
HP, Inc.	113,441	2,179
Intel Corp. *	594,664	26,242
International Business Machines Corp.	118,479	28,718
Intuit, Inc.	35,403	15,308
Jabil, Inc.	13,237	3,516
Keysight Technologies, Inc. *	21,553	6,086
KLA Corp.	16,599	24,441
Lam Research Corp.	158,158	33,792
Lumentum Holdings, Inc. *	9,043	6,355
Microchip Technology, Inc.	69,585	4,496
Micron Technology, Inc.	142,161	48,028
Microsoft Corp.	940,462	348,131
Monolithic Power Systems, Inc.	6,030	6,593
Motorola Solutions, Inc.	21,075	9,146
NetApp, Inc.	25,369	2,597
NVIDIA Corp.	3,077,615	536,736
NXP Semiconductors NV	32,505	6,399
ON Semiconductor Corp. *	49,031	3,036
Oracle Corp.	213,786	31,450
Palantir Technologies, Inc. - Class A *	289,278	42,316
Palo Alto Networks, Inc. *	101,049	16,200
PTC, Inc. *	15,406	2,195
Qnity Electronics, Inc.	27,173	3,135
QUALCOMM, Inc.	134,949	17,379
Roper Technologies, Inc.	13,562	4,799
Salesforce, Inc.	118,672	22,152
Sandisk Corp. *	18,685	11,871
Seagate Technology Holdings PLC	27,693	10,849
ServiceNow, Inc. *	132,690	13,873
Skyworks Solutions, Inc.	19,316	1,034
Super Micro Computer, Inc. *	65,680	1,496
Synopsys, Inc. *	23,473	9,307
TE Connectivity PLC	37,393	7,816
Teledyne Technologies, Inc. *	5,808	3,514
Teradyne, Inc.	19,902	5,900

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Texas Instruments, Inc.	114,942	22,315
Trimble, Inc. *	30,540	1,992
Tyler Technologies, Inc. *	5,578	1,910
VeriSign, Inc.	10,452	2,596
Western Digital Corp.	43,237	11,695
Workday, Inc. - Class A *	26,724	3,472
Zebra Technologies Corp. *	6,522	1,364

Total		2,329,742

Materials (2.1%)
Air Products and Chemicals, Inc.	28,301	8,221
Albemarle Corp.	15,324	2,751
Amcor PLC	59,740	2,375
Avery Dennison Corp.	10,059	1,737
Ball Corp.	32,842	1,941
CF Industries Holdings, Inc.	18,941	2,459
Corteva, Inc.	85,370	7,146
CRH PLC	85,195	8,956
Dow, Inc.	90,718	3,778
DuPont de Nemours, Inc.	51,147	2,343
Ecolab, Inc.	32,617	8,677
Freeport-McMoRan, Inc.	183,019	10,758
International Flavors & Fragrances, Inc.	32,877	2,385
International Paper Co.	67,997	2,428
Linde PLC	59,139	29,319
LyondellBasell Industries NV	33,245	2,678
Martin Marietta Materials, Inc.	7,757	4,566
The Mosaic Co.	40,622	1,036
Newmont Corp.	138,705	15,015
Nucor Corp.	28,757	4,863
Packaging Corp. of America	11,699	2,483
PPG Industries, Inc.	27,802	2,971
The Sherwin-Williams Co.	29,213	9,364
Smurfit WestRock PLC	63,851	2,544
Steel Dynamics, Inc.	17,764	3,198
Vulcan Materials Co.	17,024	4,636

Total		148,628

Real Estate (2.0%)
Alexandria Real Estate Equities, Inc.	19,913	924
American Tower Corp.	59,809	10,322
AvalonBay Communities, Inc.	18,289	2,988
BXP, Inc.	18,581	964
Camden Property Trust	12,611	1,232
CBRE Group, Inc. *	36,679	4,969
CoStar Group, Inc. *	53,565	2,161

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Crown Castle, Inc.	54,678	4,446
Digital Realty Trust, Inc.	40,250	7,253
Equinix, Inc.	12,428	12,182
Equity Residential	44,660	2,642
Essex Property Trust, Inc.	8,274	2,002
Extra Space Storage, Inc.	26,687	3,500
Federal Realty Investment Trust	9,945	1,056
Healthpeak Properties, Inc.	89,728	1,474
Host Hotels & Resorts, Inc.	81,672	1,565
Invitation Homes, Inc.	73,093	1,816
Iron Mountain, Inc.	36,988	3,778
Kimco Realty Corp.	84,389	1,896
Mid-America Apartment Communities, Inc.	14,983	1,830
Prologis, Inc.	117,366	15,513
Public Storage	20,371	5,518
Realty Income Corp.	117,093	7,164
Regency Centers Corp.	21,039	1,592
SBA Communications Corp.	13,180	2,268
Simon Property Group, Inc.	39,741	7,413
UDR, Inc.	39,598	1,338
Ventas, Inc.	59,705	4,883
VICI Properties, Inc.	136,248	3,722
Welltower, Inc.	88,371	17,472
Weyerhaeuser Co.	94,602	2,311

Total		138,194

Utilities (2.5%)
The AES Corp.	88,598	1,248
Alliant Energy Corp.	33,363	2,394
Ameren Corp.	34,801	3,825
American Electric Power Co., Inc.	67,724	8,877
American Water Works Co., Inc.	25,146	3,422
Atmos Energy Corp.	19,735	3,645
CenterPoint Energy, Inc.	84,494	3,647
CMS Energy Corp.	39,228	3,043
Consolidated Edison, Inc.	45,269	5,124
Constellation Energy Corp.	39,427	11,010
Dominion Energy, Inc.	108,848	6,729
DTE Energy Co.	26,492	3,874
Duke Energy Corp.	98,808	12,938
Edison International	49,674	3,635
Entergy Corp.	55,946	6,286
Evergy, Inc.	30,276	2,480
Eversource Energy	46,760	3,240
Exelon Corp.	127,469	6,249

Index 500 Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
FirstEnergy Corp.	65,814	3,334
NextEra Energy, Inc.	262,813	24,410
NiSource, Inc.	55,036	2,568
NRG Energy, Inc.	26,885	3,929
PG&E Corp.	281,997	4,955
Pinnacle West Capital Corp.	14,834	1,495
PPL Corp.	92,514	3,534

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Public Service
Enterprise Group, Inc.	62,673	5,073
Sempra	82,075	7,975
The Southern Co.	140,402	13,552
Vistra Corp.	40,680	6,115
WEC Energy Group, Inc.	40,993	4,746

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.	72,976	5,797

Total		179,149

Total Common Stocks (Cost: $1,952,890)		7,079,518

Total Investments (99.5%) (Cost: $1,952,890)@		7,079,518

Other Assets, Less Liabilities (0.5%)		36,092

Net Assets (100.0%)		7,115,610

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P 500 Future	Long	USD	5	107	6/26	$35,153	$(585)	$976

							$(585)	$976

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$976	$976	$–	$ –	$ –	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,952,890 and the net unrealized appreciation of investments based on that cost was $5,126,043 which is comprised of $5,243,871 aggregate gross unrealized appreciation and $117,828 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$7,079,518	$—	$—

Total Assets:	$7,079,518	$—	$—

Liabilities:
Other Financial Instruments^
Futures	(585)	—	—

Total Liabilities:	$(585)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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